Short-Term Investments	6 Months Ended
Jun. 30, 2011
Short-Term Investments [Abstract]
Short-Term Investments

5. Short-Term Investments

The following tables present the financial assets measured at fair value on a recurring basis as of December 31, 2009 and 2010 and June 30, 2011 (in thousands):

	December 31, 2009
		Unrealized
	Amortized Cost	Gross Gains	Gross Losses	Net Gain (Loss)	Fair Value
Assets:
Money market funds (1)	$5,233	$—	$—	$—	$5,233

	December 31, 2010
		Unrealized
	Amortized Cost	Gross Gains	Gross Losses	Net Gain (Loss)	Fair Value
Assets:
Money market funds (1)	$36,560	$—	$—	$—	$36,560

	June 30, 2011 (unaudited)
		Unrealized
	Amortized Cost	Gross Gains	Gross Losses	Net Gain (Loss)	Fair Value
Assets:
Money market funds (1)	$156,743	$—	$—	$—	$156,743
U.S. Government and Agency securities	39,324	2	(22)	(20)	39,304

	196,067	2	(22)	(20)	196,047

(1)	These assets are included within cash and cash equivalents.

The maturity of the Company's entire investment portfolio was less than one year as of June 30, 2011 with the exception of $10.0 million in par value which had a stated maturity of 13 months (unaudited). The maturity of the Company's entire investment portfolio was less than one year as of December 31, 2009 and 2010. As of June 30, 2011, no individual securities have incurred continuous unrealized losses for greater than 12 months (unaudited). The Company did not have any realized gains (losses) on marketable securities during any of the periods presented (unaudited).